Property and Equipment, net	6 Months Ended
Jun. 30, 2025
Property and Equipment [Member]
Property and Equipment, net [Abstract]
Property and Equipment, net
7.	Property and Equipment, net

The following table shows the Company’s office furniture and equipment by major asset classes as of December 31, 2024 and June 30, 2025.

	Period Ended
	December 31, 2024	June 30, 2025
Installations	$1,809,400	$2,026,973
Office Furniture	116,613	118,477
Other fixtures and fittings, office equipment	68,178	79,073
Property and equipment, net	$1,994,191	$2,224,523

The line item “Installations” mainly comprise leasehold improvements at MPC Capital’s Hamburg office. For the six months ended June 30, 2025, total depreciation of $157,280 was recorded.